FINANCIAL INSTRUMENTS - Reconciliation of Recurring Fair Value Categorized as Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Assets
Assets, at beginning of period	$ 687,764
Assets, at end of period	1,288,767	$ 687,764
Financial liabilities
Liabilities, at beginning of period	249,050
Liabilities, at end of period	408,828	249,050
Level 3 | Contingent consideration
Financial liabilities
Liabilities, at beginning of period	9,252	9,767
Fair value remeasurement	2,431	85
Acquisition of business	43,082	6,835
Payments	(11,400)	(7,695)
Interests	359	260
Liabilities, at end of period	43,724	9,252
Level 3 | Convertible notes
Financial Assets
Assets, at beginning of period	3,425	0
Fair value measurement	0	0
Acquisition of business	0	0
Acquisition of investment	0
Exercise of conversion option	(1,311)
Instrument sold	(1,800)
Payments	701	3,350
Interests	21	75
Assets, at end of period	1,036	3,425
Level 3 | Equity instruments
Financial Assets
Assets, at beginning of period	0
Fair value measurement	0
Acquisition of business	0
Acquisition of investment	9,167
Exercise of conversion option	1,311
Instrument sold	0
Payments	0
Interests	0
Assets, at end of period	$ 10,478	$ 0